Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities
Net loss	$ (9,127,968)	$ (6,970,064)	$ (8,149,885)	$ (4,157,480)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of stock based compensation prepaid expenses	1,162,400	1,261,693		70,000
Loss on disposal of PP&E		12,351	2,311,805	607,906
Loss from joint venture		14,956	164,596	172,608
Stock issued for services	45,614		953,179
Stock issued for amending convertible promissory notes	189,750			36,238
Equity incentive compensation	560,800		(742,109)
Depreciation and amortization	110,454	130,943	(2,475)	(4,334)
Amortization of loan discounts	1,650,705	564,969	(13,810)
Change in derivative liability	418,042	(175,593)		58,522
Warrants granted for commission expense	1,154,750		12,351	3,323
Warrants granted for services		2,560,607	349,057
Change in other assets and liabilities:
Accounts receivable	(2,226)	(14,151)		49,980
Inventory	(47,677)	(7,908)	2,685	(5,142)
Prepaid expenses and other assets	165,317	(588,508)	36,289	110,180
Other assets	25,221	24,169	(104,091)	(185,757)
Accounts payable	249,785	199,209	38,282	50,996
Accrued expenses	269,314	48,181	279,594	(298,204)
Deferred revenue	43,055	68,088	102,882	16,635
Net cash used in operating activities	(3,132,664)	(2,871,058)	187,844	(41,901)
Cash flows from investing activities
Cash from acquisition of company			65,702
Advance of note receivable				(18,290)
Purchase in intangible assets	(71,529)	(43,621)	(49,480)	(45,930)
Payment to joint venture		(5,000)	(5,000)	(20,421)
Acquisition of property and equipment, net	(51,093)	(55,917)	(100,142)	(122,126)
Net cash used in investing activities	(122,622)	(104,538)	(88,920)	(206,767)
Cash flows from financing activities
Proceeds from convertible promissory notes	3,600,000	2,105,000
Proceeds from promissory notes	250,000
Proceeds from loan			2,855,549	5,855,575
Loan repayments	(400,425)	(98,277)	(199,401)	(1,028,226)
Capital lease payments		(9,453)	(9,453)	(11,362)
Net cash provided by financing activities	3,449,575	1,997,270	2,646,695	4,815,987
Net increase (decrease) in cash and cash equivalents	194,289	(978,326)	(997,893)	1,092,790
Cash and cash equivalents, beginning of period	108,249	1,106,142	1,106,142	13,352
Cash and cash equivalents, end of period	302,538	127,816	108,249	1,106,142
Supplemental cash flow information
Cash paid for interest	67,085	11,800	36,249	93,001
Cash paid for income taxes
Non-cash financing activities:
Common stock related to prepaid expenses	1,018,250	1,960,000	258,918
Warrants granted for discount on convertible promissory notes	1,546,028	676,746
Loan discount relating to note payable		10,000	832,846
Stock issued for settlement of accounts payable	50,000
Common stock to be issued for issuance of a promissory note	144,000
Common stock to be issued for conversion of convertible note	263,397
Common stock to be issued for patents	97,000
Accrued interest converted to convertible promissory note	$ 10,000
Liabilities assumed from acquisition			1,791
Convertible promissory notes and accrued interest converted to common stock				8,979,470
Warrants granted as payment for accounts payable				$ 50,660